Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents		¥ 175,428	$ 26,191	¥ 240,947
Accounts receivable, net		378,452	56,501	206,307
Prepaid expenses and other current assets		84,570	12,626	165,409
Amounts due from related parties		1,052	157	1,059
Investment in marketable security		39,655	5,920	38,789
Total current assets		679,157	101,395	652,511
Property and equipment, net		2,147	321	1,674
Intangible assets, net		422,484	63,075	235,870
Goodwill		172,781	25,796	92,069
Long term investment		177,324	26,474	101,727
Long term deposits and other assets		1,209	180	1,152
Deferred tax assets		4,273	638	4,352
Right of use assets		11,158	1,666
Total non-current assets		791,376	118,150	436,844
TOTAL ASSETS		1,470,533	219,545	1,089,355
Current liabilities
Accounts payable		109,898	16,409	85,801
Accrued salary and employee benefits		12,229	1,826	24,533
Accrued expenses and other current liabilities		5,022	750	16,181
Current portion of contingent consideration – earn-out liability		12,901	1,926	10,638
Warrant liabilities		2,210	330	10,324
Income tax payable		10,043	1,499	8,282
Deferred revenue		122,324	18,262	65,405
Lease liabilities-current		4,597	686
Total current liabilities		279,224	41,688	221,164
Non-current liabilities
Deferred tax liabilities		61,945	9,248	58,746
Contingent consideration – earn-out liability		6,822	1,018
Lease liabilities-non-current		6,210	927
Total non-current liabilities		74,977	11,193	58,746
TOTAL LIABILITIES		354,201	52,881	279,910
Commitments and contingencies Shareholders’ equity	[1]
Ordinary share, no par value, unlimited shares authorized 28,219,583 Class A ordinary shares and 2,625,058 Class B ordinary shares issued and outstanding as of December 31, 2021, 35,359,054 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of June 30, 2022, respectively	[1]
Class A ordinary shares		437,076	65,253	140,196
Class B ordinary shares		23,896	3,568	13,041
Shares to be issued				128,119
Statutory reserves		35,759	5,339	31,775
Retained earnings		626,115	93,477	479,199
Accumulated other comprehensive income		17,681	2,640	17,115
Total shareholders’ equity		1,116,631	166,709	809,445
Non-controlling interests		(299)	(45)
Total equity		1,116,332	166,664	809,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		¥ 1,470,533	$ 219,545	¥ 1,089,355

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization